TRANSACTIONS - Calculation of Purchase Price Consideration (Details) (Merger Agreement, USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Calculation of Purchase Price Consideration [Abstract]
Total sources	$ 1,204,428
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
Rollover of equity and stock options and accelerated share-based compensation	44,194
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
Merger related costs and financing fees and net cash used to fund transaction	(452,185)
Equals purchase price consideration to be allocated	796,437
Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other assets	35,863
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(157,104)
Total net tangible assets and liabilities	(96,348)
Fair value of identifiable intangible assets acquired:
Intangible assets	253,500
Trademarks	171,900
Goodwill	467,385
Total intangible assets acquired	892,785
Total purchase price	796,437
Purchase price allocation adjustment
Fair value of tangible assets and liabilities acquired:
Deferred tax liabilities	$ (24,700)